ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

August 30, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 Point Bridge GOP Stock Tracker ETF (S000058757)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Point Bridge GOP Stock Tracker ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated August 30, 2017, and filed electronically as Post-Effective Amendment No. 237 to the Trust’s Registration Statement on Form N‑1A on August 30, 2017.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary